Interest Revenue and Expenses	12 Months Ended
Dec. 31, 2019
Interest Revenue and Expenses [abstract]
Interest Revenue and Expenses

29.	Interest Revenue and Expenses:

(a)	As of each year-end below, interest revenue is detailed as follows:

	2017	2018	2019
	MCh$	MCh$	MCh$
Commercial loans	786,794	851,328	910,229
Consumer loans	614,393	613,293	638,198
Residential mortgage loans	401,862	502,832	532,009
Financial investments	35,403	52,909	45,294
Repurchase agreements	7,337	2,767	2,480
Loans and advances to banks	15,024	24,138	27,457
Gain (loss) from accounting hedges	20,722	(58,560)	(59,874)
Other interest revenue	5,165	11,910	17,755
Total	1,886,700	2,000,617	2,113,548

The amount of interest recognized on a received basis for impaired portfolio in 2019 amounts to Ch$4,415 million (Ch$5,113 million as of December 31, 2018).

(b)	As of each year-end below, interest expenses are detailed as follows:

	2017	2018	2019
	MCh$	MCh$	MCh$
Savings accounts and time deposits	297,277	301,251	313,142
Debt issued	268,203	352,351	386,015
Other financial obligations	1,640	1,482	918
Repurchase agreements	5,193	8,901	7,048
Borrowings from financial institutions	19,255	29,275	43,570
(Gain) loss from accounting hedges	54,834	(23,694)	(25,888)
Demand deposits	5,350	9,380	14,408
Lease liabilities	—	—	2,574
Other interest expenses	253	694	483
Total	652,005	679,640	742,270

(c)	As of each year-end below, loss from accounting hedge is the following:

	2017	2018	2019
	MCh$	MCh$	MCh$
Cash Flow hedge	(29,477)	(33,031)	(28,690)
Fair value hedge	(4,635)	(1,835)	(5,296)
Total	(34,112)	(34,866)	(33,986)